STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-based Compensation Expenses for Stock Options and Warrants Issued [Table Text Block]
Total stock-based compensation expense recognized for stock options issued using the straight-line method in the statement of losses for the year ended December 31, 2013 and 2012 is as follows (in thousands):

	2013	2012
Stock-based compensation expense for employees and non-employee directors	$1,140	$322
Equity awards for nonemployees issued for services	114	191
Total stock-based compensation expense	$1,254	$513

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted- Average Exercise price	Weighted-average Remaining contractual term (in years)	Aggregate Intrinsic value (in thousands)
Outstanding at December 31, 2013	6,050,623	$1.82
Granted	2,284,272	$1.36
Exercised	—	—
Forfeited	—	—
Outstanding at March 31, 2014	8,334,895	$1.70	4.5	$283

Exercisable at March 31, 2014	8,132,015	$1.70	4.5	$280

The following table summarizes stock option activity under the Plans:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)
Outstanding at December 31, 2011	3,646,870	$1.60
Granted	1,097,758	$2.33
Exercised	(70,000)	$0.50
Forfeited	—	—

Outstanding at December 31, 2012	4,674,628	$1.79
Granted	1,515,995	$2.02
Exercised	–	$–
Forfeited	(140,000)	$2.80
Outstanding at December 31, 2013	6,050,623	$1.82	4.0	$272

Exercisable at December 31, 2013	5,952,726	$1.83	4.0	$269

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the three months ended March 31, 2014 and 2013:
	Three months ended March 31,
	2014	2013
Volatility	56.0%	59.1%
Expected term (years)	3.4	3.6
Risk-free interest rate	0.5%	0.5%
Dividend yield	0%	0%

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
Volatility	58.8%	71.9%
Expected term (years)	3.7	2.8
Risk-free interest rate	0.6%	0.3%
Dividend yield	None	None